Related party transactions (Details) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Apr. 09, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)
Transactions with Third Party [Line Items]
Non-controlling interests	$ 1,507,579		$ 1,507,579				$ 1,584,843
Cedar 1 Solar Project | Algonquin Power Fund (America) Inc
Transactions with Third Party [Line Items]
Equity interest (percent)					100.00%
Atlantica | Algonquin Power Fund (America) Inc
Transactions with Third Party [Line Items]
Reimbursement costs					$ 11,707
Development service fee income			3,397
Related Party
Transactions with Third Party [Line Items]
Distribution from interest in noncontrolling interest	0	$ 4,921	0	$ 10,979
Related Party | Atlantica Yield Energy Solutions Canada Inc.
Transactions with Third Party [Line Items]
Non-controlling interests								$ 96,752	$ 130,103
Sandy Ridge II Wind Facility | Algonquin Power Fund (America) Inc
Transactions with Third Party [Line Items]
Ownership interest acquired (percent)						50.00%
Liberty Development Energy Solutions B.V.
Transactions with Third Party [Line Items]
Ownership interest acquired (percent)						50.00%
Liberty Development Energy Solutions B.V. | Margin Loan
Transactions with Third Party [Line Items]
Face value						$ 306,500
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of incurred costs	16,445	12,773	29,067	42,074
Equity Method Investee | Liberty Development Energy Solutions
Transactions with Third Party [Line Items]
Net earnings (loss) attributable to NCI	0	6,348	0	12,399
Distribution to redeemable non-controlling interest	$ 0	$ 6,302	$ 0	$ 12,300